Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Loss Contingencies [Line Items]
Provision for specific environmental sites
As at December 31, 2020, 2019 and 2018, the Company's provision for specific environmental sites was as follows:

In millions	2020	2019	2018
Beginning of year	$57	$61	$78
Accruals and other	44	31	16
Payments	(42)	(34)	(34)
Foreign exchange	—	(1)	1
End of year	$59	$57	$61
Current portion - End of year	$46	$38	$39

Employee injuries, Canada [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2020, 2019 and 2018, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2020	2019	2018
Beginning of year	$207	$207	$183
Accruals and other	31	29	52
Payments	(32)	(29)	(28)
End of year	$206	$207	$207
Current portion - End of year	$68	$55	$60

Employee injuries, United States [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2020, 2019 and 2018, the Company's provision for personal injury and other claims in the U.S. was as follows:

In millions	2020	2019	2018
Beginning of year	$145	$139	$116
Accruals and other	28	44	41
Payments	(29)	(31)	(28)
Foreign exchange	(3)	(7)	10
End of year	$141	$145	$139
Current portion - End of year	$41	$36	$37